Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Commitments [Line Items]
Commitments to extend credit	¥ 2,665,196	¥ 3,238,123
Commitments to invest	66,952	25,677
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,034,593	2,038,836
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,630,603	¥ 1,199,287